LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

7. LONG-TERM INVESTMENTS

Equity investments

Equity investments accounted for using the measurement alternative

The Group’s equity investments accounted for using the measurement alternative primarily included the investment in common shares of a privately held commercial bank in China, as well as the investments in preferred shares that are not considered as in-substance ordinary shares in two privately held companies, each of which operates an online consumer finance platform in India and the U.S., respectively.

These equity investments do not have readily determinable fair value and are accounted for using the measurement alternative (Note 2(s)). The carrying value of the Group’s equity investments accounted for using the measurement alternative was RMB28.2 million and RMB344.4 million as of December 31, 2018 and 2019, respectively. In 2019, the Group purchased 9.8% of the common shares of a privately held commercial bank in China with a cash consideration of RMB196.0 million, and 28.8% of equity interests in form of preferred shares, on a fully diluted basis, of a privately held company that operates an online consumer finance platform in the U.S., with a cash consideration of RMB70.5 million, respectively.

Unrealized upward adjustments of fair value of equity investments for the years ended December 31, 2018 and 2019 were RMB18.8 million and RMB70.0 million for the observable price changes in orderly transactions for the identical or similar investment of the same issuer.

In 2018, the Group recognized RMB15.2 million impairment related to investments without readily determinable fair value and no other downward adjustment was related to investments without readily determinable fair value. No impairment loss or downward adjustment related to these investments was recognized in 2019. Prior to the adoption of ASU No. 2016-01 on January 1, 2018, the Group did not recognize any impairment related to the cost method investments in 2017.

The following table summarizes the total carrying value of the Group’s equity investments accounted for using the measurement alternative as of December 31, 2018 and 2019 including cumulative unrealized upward or downward adjustments and impairment charges:

	As of December 31,
	2018	2019
	(RMB in thousands)
Initial cost basis	23,485	286,842
Cumulative unrealized upward adjustments	18,753	70,016
Cumulative impairment charges	(15,215)	(15,215)
Cumulative foreign currency translation adjustments	1,143	2,719
Total carrying value at end of the year	28,166	344,362

Equity investment accounted for using the equity method

In 2017, the Group recorded RMB2.0 million investment loss as a result of its proportionate share of one equity investee's net loss. The investment was fully impaired as the Group determined the decline in the value of the investment was other-than-temporary.

As of December 31, 2018 and 2019, the Group's equity investment accounted for using the equity method totaled nil and RMB7.8 million, respectively. In 2019, the Group invested in a joint venture in Indonesia over which it can exercise significant influence but does not control with a cash consideration of RMB13.0 million and recorded RMB5.2 million investment loss as a result of its proportionate share of one equity investee's net loss. No impairment charges were recognized for the year ended December 31, 2019.

Debt investment

The debt investment is in the form of an interest-bearing loan to an investee, acquired by the Group in September 2018, with a principal of RMB120.0 million that matures in July 2026. The coupon rate of the loan acquired by the Group is a floating rate linked to the benchmark rate of the PBOC. The loan was to provide the initial operating fund to the investee. The Group has the intent and ability to hold the loan to maturity or payoff.

As of December 31, 2018 and 2019, the Group's loan receivable recorded at amortized cost were RMB157.9 million and RMB159.4 million, respectively. The interest income in relation to this loan receivable recorded were RMB1.5 million and RMB1.5 million for the year ended December 31, 2018 and 2019, respectively. No impairment charges were recognized for the years ended December 31, 2018 and 2019 respectively.